CALVERT INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT CORE BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT BOND FUND

CAVLERT GREEN BOND FUND

CALVERT MORTGAGE ACCESS FUND

Supplement to Statement of Additional Information dated February 1, 2024

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Income Fund
Brian S. Ellis, CFA	$100,001 - $500,000	$500,001 - $1,000,000
Vishal Khanduja, CFA	$50,001 - $100,000	$500,001 - $1,000,000
Short Duration Income Fund
Brian S. Ellis, CFA	$50,001-$100,000	$500,001-$1,000,000
Vishal Khanduja, CFA	$50,001-$100,000	$500,001-$1,000,000
Core Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$500,001-$1,000,000
Vishal Khanduja, CFA	None	$500,001-$1,000,000
High Yield Bond Fund
Jack Cimarosa(1)	None	None
Stephen C. Concannon	None	None
Kelley Gerrity(1)	None	None
Bond Fund
Brian S. Ellis, CFA	$10,001-$50,000	$500,001-$1,000,000
Vishal Khanduja, CFA	$50,001-$100,000	$500,001-$1,000,000
Green Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$500,001 - $1,000,000
Vishal Khanduja, CFA	$1-$10,000	$500,001 - $1,000,000
Mortgage Access Fund
Andrew Szczurowski	$500,001-$1,000,000	Over $1,000,000
Alexander Payne	$50,001-$100,000	$50,001 - $100,000

(1) As of December 1, 2023.

May 14, 2024